Consolidated statement of comprehensive loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss attributable to owners of the parent	€ (532)	€ (430)	€ (34)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Change in net unrealized gain or loss on short term investments	14	(15)	(8)
Change in net unrealized gain or loss on cash flow hedging instruments	(13)	14	(1)
Change in foreign currency translation adjustment	(37)	83	71
Items not to be subsequently reclassified to consolidated statement of operations (net of tax):
Gains/(losses) in the fair value of long term investments	60	190	(981)
Change in fair value of Exchangeable Notes attributable to changes in credit risk	(10)	3	0
Other comprehensive income/(loss) for the year (net of tax)	14	275	(919)
Total comprehensive loss for the year attributable to owners of the parent	€ (518)	€ (155)	€ (953)